Putnam Small Cap Growth Fund
The fund's portfolio
9/30/23 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value
Automobile components (0.4%)
Fox Factory Holding Corp.(NON)	45,088	$4,467,319

		4,467,319
Banks (1.4%)
Bancorp, Inc. (The)(NON)	474,163	16,358,624

		16,358,624
Beverages (0.9%)
Celsius Holdings, Inc.(NON)(S)	62,700	10,759,320

		10,759,320
Biotechnology (3.4%)
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	61,800	5,786,952
Cytokinetics, Inc.(NON)	202,900	5,977,434
Halozyme Therapeutics, Inc.(NON)(S)	249,900	9,546,180
Krystal Biotech, Inc.(NON)	32,300	3,746,800
Prothena Corp. PLC (Ireland)(NON)(S)	52,600	2,537,950
Vaxcyte, Inc.(NON)(S)	99,400	5,067,412
Xenon Pharmaceuticals, Inc. (Canada)(NON)	160,300	5,475,848

		38,138,576
Building products (1.7%)
Simpson Manufacturing Co., Inc.	127,975	19,171,935

		19,171,935
Capital markets (1.9%)
Hamilton Lane, Inc. Class A	131,085	11,855,327
StepStone Group, Inc. Class A	324,407	10,244,773

		22,100,100
Chemicals (0.4%)
Livent Corp.(NON)	222,628	4,098,581

		4,098,581
Commercial services and supplies (2.9%)
Casella Waste Systems, Inc. Class A(NON)	136,700	10,430,210
Clean Harbors, Inc.(NON)	105,900	17,723,424
Montrose Environmental Group, Inc.(NON)	170,100	4,977,126

		33,130,760
Construction and engineering (5.7%)
Comfort Systems USA, Inc.	135,600	23,107,596
Dycom Industries, Inc.(NON)	46,200	4,111,800
EMCOR Group, Inc.	90,300	18,998,217
WillScot Mobile Mini Holdings Corp.(NON)	446,736	18,579,750

		64,797,363
Construction materials (1.6%)
Eagle Materials, Inc.	112,400	18,716,848

		18,716,848
Diversified telecommunication services (1.0%)
Iridium Communications, Inc.	244,300	11,113,207

		11,113,207
Electrical equipment (1.6%)
Atkore, Inc.(NON)	122,775	18,316,802

		18,316,802
Electronic equipment, instruments, and components (1.2%)
Novanta, Inc.(NON)(S)	94,005	13,484,077

		13,484,077
Energy equipment and services (3.2%)
ChampionX Corp.	487,700	17,371,874
Liberty Energy, Inc.	528,857	9,794,432
Oceaneering International, Inc.(NON)	356,700	9,174,324

		36,340,630
Financial services (0.5%)
Flywire Corp.(NON)	178,900	5,705,121

		5,705,121
Ground transportation (3.4%)
Saia, Inc.(NON)	44,761	17,843,973
TFI International, Inc. (Canada)	165,500	21,255,159

		39,099,132
Health care equipment and supplies (5.9%)
Axonics, Inc.(NON)	159,600	8,956,752
Inari Medical, Inc.(NON)	51,200	3,348,480
InMode, Ltd. (Israel)(NON)(S)	488,998	14,894,879
Lantheus Holdings, Inc.(NON)	275,700	19,155,636
Merit Medical Systems, Inc.(NON)	206,400	14,245,728
TransMedics Group, Inc.(NON)(S)	81,400	4,456,650
Treace Medical Concepts, Inc.(NON)	154,162	2,021,064

		67,079,189
Health care providers and services (4.6%)
Encompass Health Corp.	316,700	21,269,572
HealthEquity, Inc.(NON)	88,100	6,435,705
NeoGenomics, Inc.(NON)	337,387	4,149,860
Option Care Health, Inc.(NON)	304,800	9,860,280
Progyny, Inc.(NON)	293,800	9,995,076

		51,710,493
Health care technology (0.9%)
Evolent Health, Inc. Class A(NON)	382,500	10,415,475

		10,415,475
Hotels, restaurants, and leisure (3.2%)
Churchill Downs, Inc.	146,700	17,023,068
Everi Holdings, Inc.(NON)	517,500	6,841,350
Texas Roadhouse, Inc.	134,000	12,877,400

		36,741,818
Household durables (3.1%)
Century Communities, Inc.	138,300	9,235,674
Installed Building Products, Inc.	120,800	15,086,712
M/I Homes, Inc.(NON)	123,680	10,394,067

		34,716,453
Insurance (2.6%)
Kinsale Capital Group, Inc.	70,654	29,259,941

		29,259,941
Life sciences tools and services (2.0%)
Medpace Holdings, Inc.(NON)	93,200	22,566,516

		22,566,516
Machinery (2.9%)
Federal Signal Corp.	273,700	16,348,101
RBC Bearings, Inc.(NON)(S)	72,837	17,053,327

		33,401,428
Media (0.4%)
Integral Ad Science Holding Corp.(NON)	359,200	4,270,888

		4,270,888
Metals and mining (2.2%)
ATI, Inc.(NON)	257,200	10,583,780
Carpenter Technology Corp.	206,417	13,873,287

		24,457,067
Oil, gas, and consumable fuels (2.2%)
Civitas Resources, Inc.(S)	141,500	11,443,105
Northern Oil and Gas, Inc.	346,400	13,935,672

		25,378,777
Personal care products (2.9%)
BellRing Brands, Inc.(NON)	413,172	17,035,082
e.l.f. Beauty, Inc.(NON)	141,000	15,486,030

		32,521,112
Pharmaceuticals (1.2%)
Axsome Therapeutics, Inc.(NON)(S)	112,100	7,834,669
Intra-Cellular Therapies, Inc.(NON)	116,300	6,058,067

		13,892,736
Professional services (5.9%)
ICF International, Inc.	148,000	17,879,880
KBR, Inc.	270,026	15,915,332
Maximus, Inc.	154,300	11,523,124
Verra Mobility Corp.(NON)(S)	1,131,552	21,160,022

		66,478,358
Real estate management and development (1.0%)
Colliers International Group, Inc. (Canada)	114,080	10,864,162

		10,864,162
Semiconductors and semiconductor equipment (8.4%)
Axcelis Technologies, Inc.(NON)	135,100	22,028,055
Camtek, Ltd. (Israel)(NON)(S)	244,445	15,219,146
Nova, Ltd. (Israel)(NON)(S)	178,097	20,025,227
Onto Innovation, Inc.(NON)	154,500	19,701,840
Rambus, Inc.(NON)	319,300	17,813,747

		94,788,015
Software (10.4%)
Altair Engineering, Inc. Class A(NON)(S)	182,300	11,404,688
AppFolio, Inc. Class A(NON)	11,900	2,173,297
Braze, Inc. Class A(NON)	85,400	3,990,742
Descartes Systems Group, Inc. (The) (Canada)(NON)(S)	226,100	16,591,218
Intapp, Inc.(NON)	133,300	4,468,216
Manhattan Associates, Inc.(NON)	117,500	23,225,050
Progress Software Corp.	180,912	9,512,353
SPS Commerce, Inc.(NON)	96,000	16,378,560
Tenable Holdings, Inc.(NON)	336,100	15,057,280
Vertex, Inc. Class A(NON)	638,282	14,744,314

		117,545,718
Specialty retail (3.1%)
Boot Barn Holdings, Inc.(NON)	203,228	16,500,081
Five Below, Inc.(NON)(S)	55,147	8,873,152
Murphy USA, Inc.	28,200	9,636,786

		35,010,019
Technology hardware, storage, and peripherals (1.2%)
Super Micro Computer, Inc.(NON)(S)	47,700	13,080,294

		13,080,294
Trading companies and distributors (1.1%)
Applied Industrial Technologies, Inc.	81,393	12,584,172

		12,584,172

Total common stocks (cost $849,529,042)		$1,092,561,026

SHORT-TERM INVESTMENTS (11.3%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.62%(AFF)	90,497,348	$90,497,348
Putnam Short Term Investment Fund Class P 5.57%(AFF)	37,603,671	37,603,671

Total short-term investments (cost $128,101,019)		$128,101,019
TOTAL INVESTMENTS

Total investments (cost $977,630,061)		$1,220,662,045

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,133,385,890.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$72,570,305	$104,210,701	$86,283,658	$1,060,638	$90,497,348
	Putnam Short Term Investment Fund**	55,246,634	59,783,949	77,426,912	492,427	37,603,671

	Total Short-term investments	$127,816,939	$163,994,650	$163,710,570	$1,553,065	$128,101,019
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $90,497,348 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $88,254,075. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$15,384,095	$—	$—
Consumer discretionary	110,935,609	—	—
Consumer staples	43,280,432	—	—
Energy	61,719,407	—	—
Financials	73,423,786	—	—
Health care	203,802,985	—	—
Industrials	286,979,950	—	—
Information technology	238,898,104	—	—
Materials	47,272,496	—	—
Real estate	10,864,162	—	—

Total common stocks	1,092,561,026	—	—
Short-term investments	—	128,101,019	—

Totals by level	$1,092,561,026	$128,101,019	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com